HTAP ISSUER TRUST 2026-1

Exhibit 99.1

Schedule 5 - Maxwell Data Compare Report

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xxxxx	1101481		xxxxx	CLTV	xxxxx	71.97	72.07	xxxxx
xxxxx	1101481		xxxxx	LTV	xxxxx	54.04	54.13	xxxxx
xxxxx	1101481		xxxxx	Total Other Liens	xxxxx	xxxxx	xxxxx	xxxxx
xxxxx	1102526		xxxxx	Total Other Liens	xxxxx	xxxxx	xxxxx	xxxxx
xxxxx	1100434		xxxxx	Property Type	xxxxx	Single Family Detached	Condominium	xxxxx